Goodwill and other intangibles - Estimates and Assumptions Used in the Calculation of Goodwill (Details)	12 Months Ended
	Dec. 31, 2024 $ / t R / kg $ / oz R / oz	Dec. 31, 2023 $ / t $ / t R / kg $ / lb R / oz $ / oz	Dec. 31, 2022 R / kg $ / lb R / oz $ / oz
Disclosure of reconciliation of changes in goodwill [line items]
Average lithium hydroxide price (in USD per tonne) | $ / t	18,640	22,933
Keliber
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	9.90%	10.10%
Inflation rate	2.00%	2.00%
Mimosa
Disclosure of reconciliation of changes in goodwill [line items]
Average PGM (4E) basket price (in ZAR per ounce) | R / oz		26,632
Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	25 years
Revised gold prices (ZAR/kg) | R / kg	1,189,493	1,012,625	793,473
Europe (EU)
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		23 years	24 years
Australia
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		40 months
Minimum | Europe (EU)
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	2 years
Minimum | Australia
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	5 years
Maximum | Europe (EU)
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	23 years
Maximum | Australia
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	19 years
Mining assets | Keliber
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	23 years	24 years
Mining assets | Mimosa
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		11 years
Mimosa | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	22.70%	31.20%	30.70%
Burnstone | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	17.50%	18.90%	17.40%
Total SA gold
Disclosure of reconciliation of changes in goodwill [line items]
Average gold price (in ZAR per kilogram) | R / kg	1,324,530	1,072,364	869,035
Total SA gold | South Africa | Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Inflation rate	5.00%	6.00%	6.50%
Total SA gold | Minimum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	14.30%	13.70%	13.90%
Total SA gold | Maximum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	15.70%	15.80%	15.80%
Total SA gold | Mining assets | Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	25 years	25 years	22 years
Total SA gold | Mining assets | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	4 years	4 years	4 years
Total SA gold | Mining assets | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	10 years	11 years	10 years
PGM operations
Disclosure of reconciliation of changes in goodwill [line items]
Average PGM (4E) basket price (in ZAR per ounce) | R / oz	26,963	29,124	27,566
Average PGM (2E) basket price (in USD per ounce) | $ / oz	1,120	1,281	1,334
PGM operations | Mimosa
Disclosure of reconciliation of changes in goodwill [line items]
Average PGM (4E) basket price (in ZAR per ounce) | R / oz	25,433	26,632	25,420
PGM operations | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Inflation rate	5.00%	6.00%	6.50%
PGM operations | United States
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	13.00%	12.00%	12.90%
Inflation rate	2.10%	2.50%	4.00%
PGM operations | Minimum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	21.30%	22.50%	22.50%
PGM operations | Maximum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	21.50%	22.70%	22.60%
PGM operations | Mining assets | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	13 years	14 years	15 years
PGM operations | Mining assets | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	45 years	47 years	49 years
Europe (Sandouville nickel refinery)
Disclosure of reconciliation of changes in goodwill [line items]
Average nickel price (in USD per lbs) | $ / lb		8.9	8.3
Average cobalt price (in USD per lbs) | $ / lb		15.8	22.1
Europe (Sandouville nickel refinery) | Europe (EU)
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		7.40%	9.80%
Inflation rate		1.60%	2.50%
Europe (Sandouville nickel refinery) | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		23 years	24 years
AUS operations
Disclosure of reconciliation of changes in goodwill [line items]
Average zinc price (in AUD per tonne) | $ / t		3,873
AUS operations | Australia
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		9.30%
Inflation rate		2.90%
AUS operations | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		4 years
Reldan
Disclosure of reconciliation of changes in goodwill [line items]
Average gold price (in ZAR per kilogram) | $ / oz	2,329
Average zinc price (in USD per oz) | $ / oz	29
Reldan | United States
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	15.30%
Inflation rate	2.10%